Property and Equipment (Tables)	6 Months Ended
Sep. 30, 2022
Property and Equipment [Abstract]
Schedule of property and equipment consist
Description	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total
As at March 31, 2021	1,160,772	337	754	17,419	1,113	1,180,395
Additions	—	—	—	—	—	—
Derecognised on ‘Disposals	(1,160,772)	(337)	(754)	(17,419)	(1,113)	(1,180,395)
Adjustments
Exchange differences
Acquisition through business combination
As at 30 September, 2021	—	—	—	—	—	—
As at March 31, 2021	1,160,772	337	754	17,419	1,113	1,180,395
Additions	—	—	—	—	—	—
Derecognised on ‘Disposals	(1,160,772)	(337)	(754)	(17,419)	(1,113)	(1,180,395)
Adjustments
Exchange differences
Acquisition through business combination
As at 31 March, 2022	—	—	—	—	—	—
Additions	28,578	—	—	620	670	29,868
Derecognised on ‘Disposals	—	—	—	—	—	—
Adjustments
Exchange differences
Acquisition through business combination
As at 30 September, 2022	28,578	—	—	620	670	29,868
As at March 31, 2021	232,822	89	139	6,887	227	240,164
Charge for the year	—	—	—	—	—	—
Derecognised on ‘Disposals	(232,822)	(89)	(139)	(6,887)	(227)	(240,164)
Acquisition through business combination
As at 30 September, 2021	—	—	—	—	—	—
Description	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total
As at March 31, 2021	232,822	89	139	6,887	227	240,164
Charge for the year	—	—	—	—	—	—
Derecognised on ‘Disposals	(232,822)	(89)	(139)	(6,887)	(227)	(240,164)
Acquisition through business combination
As at 31 March, 2022	—	—	—	—	—	—
Charge for the year	—	—	—	—	—	—
Derecognised on ‘Disposals	—	—	—	—	—	—
Acquisition through business combination
As at 30 September, 2022	—	—	—	—	—	—

Net block as at 30 September, 2021	—	—	—	—	—	—
Net block as at 31 March, 2022	—	—	—	—	—	—
Net block as at 30 September, 2022	—	—	—	—	—	—